Schedule of Long Term Borrowings (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2023
7.125% Senior Notes Due 2026 [Member]
Disclosure of long term debt [Line Items]
Long term debt interest rate	7.125%
Long term debt maturity year	January 15, 2026
6.875% senior notes due 2029 [Member]
Disclosure of long term debt [Line Items]
Long term debt interest rate	6.875%
Long term debt maturity year	January 15, 2029